Cover	Mar. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2021
Entity Registrant Name	Cintas Corp
Entity Central Index Key	0000723254
Entity Incorporation, State or Country Code	WA
Entity File Number	0-11399
Entity Tax Identification Number	31-1188630
Entity Address, Address Line One	6800 Cintas Boulevard, P.O. Box 625737,
Entity Address, City or Town	Cincinnati,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45262-5737
City Area Code	513
Local Phone Number	459-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	CTAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false